Calvert
Conservative Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited)

Mutual Funds — 98.6%(1)

Security	Shares	Value
Equity Funds — 35.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	96,907	$ 3,504,162
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	234,451	8,238,618
Calvert US Large-Cap Core Responsible Index Fund, Class R6	333,110	17,741,458
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	134,509	9,465,415
Calvert US Large-Cap Value Responsible Index Fund, Class R6	276,884	9,450,044
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	68,665	2,929,223
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	71,335	6,946,619
Calvert Focused Value Fund, Class R6	495,420	5,821,189
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	390,292	5,307,971
Calvert Emerging Markets Equity Fund, Class R6	87,817	1,765,113
Calvert International Equity Fund, Class R6	237,003	6,422,788
Calvert International Opportunities Fund, Class R6	188,488	3,515,303
Calvert Mid-Cap Fund, Class I	25,714	1,187,710
		$82,295,613
Income Funds — 62.9%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	930,912	$13,786,803
Calvert Floating-Rate Advantage Fund, Class R6	850,629	7,443,007
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,254,467	62,242,856
The Calvert Fund:
Calvert Core Bond Fund, Class I	2,001,648	31,686,091
Calvert High Yield Bond Fund, Class R6	371,895	9,219,287
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,643,394	$ 16,203,860
Calvert Short Duration Income Fund, Class R6	217,785	3,458,420
Calvert Ultra-Short Duration Income Fund, Class R6	116,723	1,155,554
		$145,195,878
Total Mutual Funds (identified cost $208,475,363)		$227,491,491

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(2)	2,376,279	$ 2,376,279
Total Short-Term Investments (identified cost $2,376,279)		$ 2,376,279
Total Investments — 99.7% (identified cost $210,851,642)		$229,867,770

Other Assets, Less Liabilities — 0.3%	$ 788,796
Net Assets — 100.0%	$230,656,566

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	25	Long	9/19/25	$2,886,719	$72,259
U.S. Ultra-Long Treasury Bond	27	Long	9/19/25	3,216,375	82,650
					$154,909
During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Conservative Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2025, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $229,867,770, which represents 99.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$70,999,391	$ 6,260,482	$(13,736,332)	$(1,001,551)	$ (279,134)	$ 62,242,856	$2,244,065	$ —	4,254,467
Core Bond Fund, Class I	27,381,753	6,629,885	(1,780,475)	(31,485)	(513,587)	31,686,091	994,721	—	2,001,648
Emerging Markets Advancement Fund, Class I	5,600,261	993,427	(1,947,824)	152,268	509,839	5,307,971	74,714	—	390,292
Emerging Markets Equity Fund, Class R6	1,962,670	83,251	(400,788)	39,454	80,526	1,765,113	10,940	—	87,817
Equity Fund, Class R6	7,500,828	710,214	(930,998)	127,069	(460,494)	6,946,619	27,139	460,721	71,335
Flexible Bond Fund, Class R6	7,487,664	7,834,980	(1,593,656)	(11,005)	68,820	13,786,803	532,494	—	930,912
Floating-Rate Advantage Fund, Class R6	9,352,434	448,685	(2,183,626)	(201,252)	26,766	7,443,007	448,742	—	850,629
Focused Value Fund, Class R6	6,397,977	663,429	(1,105,064)	129,195	(264,348)	5,821,189	70,598	165,074	495,420
High Yield Bond Fund, Class R6	6,235,323	4,778,717	(1,848,239)	(90,363)	143,849	9,219,287	287,633	—	371,895
International Equity Fund, Class R6	8,298,426	87,711	(1,976,381)	242,362	(229,330)	6,422,788	87,711	—	237,003
International Opportunities Fund, Class R6	3,830,080	159,745	(498,072)	33,769	(10,219)	3,515,303	112,085	—	188,488
International Responsible Index Fund, Class R6	6,960,776	1,421,260	(683,092)	19,793	519,881	8,238,618	184,010	—	234,451
Liquidity Fund, Institutional Class(1)	28,993	16,236,839	(13,889,553)	—	—	2,376,279	16,557	—	2,376,279
Mid-Cap Fund, Class I	1,907,317	87,504	(758,200)	202,217	(251,128)	1,187,710	2,640	39,072	25,714
Mortgage Access Fund, Class I	14,913,668	3,220,196	(1,716,046)	(29,872)	(184,086)	16,203,860	726,774	—	1,643,394
Short Duration Income Fund, Class R6	4,981,878	4,127,317	(5,636,728)	(130,992)	116,945	3,458,420	150,981	—	217,785
Small-Cap Fund, Class R6	4,487,678	946,278	(1,820,142)	339,179	(448,831)	3,504,162	8,734	33,367	96,907
Ultra-Short Duration Income Fund, Class R6	15,477,427	283,345	(14,584,805)	187,824	(208,237)	1,155,554	282,878	—	116,723
US Large-Cap Core Responsible Index Fund, Class R6	18,437,616	7,688,554	(8,647,034)	11,237	251,085	17,741,458	211,276	178,540	333,110

Calvert
Conservative Allocation Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class R6	$ 8,831,929	$ 2,128,605	$ (2,137,488)	$ 74,046	$ 568,323	$ 9,465,415	$ 57,794	$ 140,930	134,509
US Large-Cap Value Responsible Index Fund, Class R6	11,600,621	879,832	(3,024,372)	534,637	(540,674)	9,450,044	192,412	348,605	276,884
US Mid-Cap Core Responsible Index Fund, Class R6	3,217,344	838,016	(1,168,172)	229,210	(187,175)	2,929,223	26,745	—	68,665
Total				$ 825,740	$(1,291,209)	$229,867,770	$6,751,643	$1,366,309

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$227,491,491	$ —	$ —	$227,491,491
Short-Term Investments	2,376,279	—	—	2,376,279
Total Investments	$229,867,770	$ —	$ —	$229,867,770
Futures Contracts	$154,909	$ —	$ —	$154,909
Total	$230,022,679	$ —	$ —	$230,022,679
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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